Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital [Member]	Contributed surplus [Member]	Retained earnings [member]	Foreign currency translation adjustments [Member]	Hedging reserve [Member]
Beginning Balance at Dec. 31, 2023	$ 1,054	$ 504	$ 678	$ 58	$ (185)	$ (1)
Net earnings	32			32
Other comprehensive income (loss)	(28)				(29)	1
Effect of stock option plans	1	1	0
Dividends	(10)			(10)
Ending Balance at Dec. 31, 2024	1,049	505	678	80	(214)	0
Net earnings	64			64
Other comprehensive income (loss)	15				16	(1)
Effect of stock option plans	2	3	(1)
Shares repurchased - NCIB	(23)	(10)	(13)
Dividends	(14)			(14)
Ending Balance at Dec. 31, 2025	$ 1,093	$ 498	$ 664	$ 130	$ (198)	$ (1)